Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	The Compensation and Human Capital Management Committee has the authority to grant equity awards. The Company does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs or otherwise for the purpose of affecting the value of executive compensation. Grant dates are determined either as of the date of Compensation and Human Capital Management
Committee approval or on the date of a specific event, such as the date of hire or promotion, for certain executive officers.
The target grant value is translated into a number of shares underlying each grant using a valuation formula that, for PRSUs and RSUs, incorporates a 20-day trailing average closing price up to and including the grant date, to avoid the potential volatility impact of using a single-day closing price.
The Compensation and Human Capital Management Committee has delegated authority to our Chief Executive Officer and
Chief Human Resources Officer for non-annual grants of equity awards to associates who are non-executive officers. During
2024, the aggregate grant date value of such equity awards was capped at $3,500,000 during the fiscal year period. Such awards are subject to further restrictions on individual award size, and awards must be made pursuant to the terms of award agreement forms previously approved by the Board or the Compensation and Human Capital Management Committee. The
effective grant date of these awards is on the first trading day on or after the date of hire or promotion for newly hired employees following review and approval by the CEO or Chief Human Resources Officer, as applicable. The Compensation and Human Capital Management Committee receives a report of any grants made pursuant to this delegated authority at each regularly scheduled Committee meeting.
Award Timing Method	The Compensation and Human Capital Management Committee has the authority to grant equity awards. The Company does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs or otherwise for the purpose of affecting the value of executive compensation. Grant dates are determined either as of the date of Compensation and Human Capital Management
Committee approval or on the date of a specific event, such as the date of hire or promotion, for certain executive officers.
The target grant value is translated into a number of shares underlying each grant using a valuation formula that, for PRSUs and RSUs, incorporates a 20-day trailing average closing price up to and including the grant date, to avoid the potential volatility impact of using a single-day closing price.
The Compensation and Human Capital Management Committee has delegated authority to our Chief Executive Officer and
Chief Human Resources Officer for non-annual grants of equity awards to associates who are non-executive officers. During
2024, the aggregate grant date value of such equity awards was capped at $3,500,000 during the fiscal year period. Such awards are subject to further restrictions on individual award size, and awards must be made pursuant to the terms of award agreement forms previously approved by the Board or the Compensation and Human Capital Management Committee. The
effective grant date of these awards is on the first trading day on or after the date of hire or promotion for newly hired employees following review and approval by the CEO or Chief Human Resources Officer, as applicable. The Compensation and Human Capital Management Committee receives a report of any grants made pursuant to this delegated authority at each regularly scheduled Committee meeting.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Company
does not have a practice or policy of granting equity awards in anticipation of the release of material nonpublic information and, in any event, we do not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits our NEOs or otherwise for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false